CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total	Issued capital	Additional paid-in capital	Retained earnings	Foreign currency translation reserve	Investment revaluation reserve and cash flow hedge reserve	Attributable to owners of the Parent	Non-controlling interest
Balance at beginning of the year (in shares) at Dec. 31, 2020	[1]	39,884,788
Balance at beginning of the year at Dec. 31, 2020		$ 879,939	$ 47,861	$ 541,157	$ 293,595	$ (2,895)	$ 221	$ 879,939
Issuance of shares under share-based compensation plan (see note 30.1) (in shares)	[1]	449,078
Issuance of shares under share-based compensation plan (see note 30.1)		$ 27,604	539	27,065				27,604
Issuance of shares under ESPP plan (note 25.4) (in shares)	[1]	7,453
Issuance of shares under ESPP plan (note 25.4)		$ 2,340	9	2,331				2,340
Issuance of shares under subscription agreement (see note 30.1) (in shares)	[1]	38,879
Issuance of shares under subscription agreement (see note 30.1)		$ 9,121	47	9,074				9,121
Equity settled deferred consideration ( note 26)		$ 2,152		2,152				2,152
Common shares issued pursuant to the May 2021 public offering (see note 30.2) (in shares)	[1]	1,380,000
Common shares issued pursuant to the May 2021 public offering (see note 30.2)		$ 286,207	1,656	284,551				286,207
Share-based compensation plan (see note 25)		$ 29,209		29,209				29,209
Repurchase of shares (note 25.4) (in shares)	[1]	(27,000)
Repurchase of shares (note 25.4)		$ (7,256)	(32)	(7,224)				(7,256)
Put option over non-controlling interest (note 3.13.3)		(16,285)		(16,285)				(16,285)
Non-controlling interest arising on a business combination (note 26)		2,648							$ 2,648
Other comprehensive income (loss) for the year		(3,721)				(3,733)	12	(3,721)
Net income for the year		$ 96,355			96,065			96,065	290
Balance at end of the year (in shares) at Dec. 31, 2021	[1]	41,733,198
Balance at end of the year at Dec. 31, 2021		$ 1,308,313	50,080	872,030	389,660	(6,628)	233	1,305,375	2,938
Issuance of shares under share-based compensation plan (see note 30.1) (in shares)	[1]	360,680
Issuance of shares under share-based compensation plan (see note 30.1)		$ 36,074	433	35,641				36,074
Issuance of shares under ESPP plan (note 25.4) (in shares)	[1]	39,136
Issuance of shares under ESPP plan (note 25.4)		$ 8,981	47	8,934				8,981
Issuance of shares under subscription agreement (see note 30.1) (in shares)	[1]	183,145
Issuance of shares under subscription agreement (see note 30.1)		$ 35,856	220	35,636				35,856
Share-based compensation plan (see note 25)		$ 6,605		6,605				6,605
Repurchase of shares (note 25.4) (in shares)	[1]	(46,500)
Repurchase of shares (note 25.4)		$ (9,316)	(56)	(9,260)				(9,316)
Put option over non-controlling interest (note 3.13.3)		0		934				934	(934)
Non-controlling interest arising on a business combination (note 26)		45,216							45,216
Other comprehensive income (loss) for the year		(25,048)				(21,770)	(3,278)	(25,847)	799
Net income for the year		$ 149,479			148,891			148,891	588
Balance at end of the year (in shares) at Dec. 31, 2022	[1]	42,269,659
Balance at end of the year (Revised balance due to error correction) at Dec. 31, 2022						(28,398)
Balance at end of the year at Dec. 31, 2022		$ 1,556,160	50,724	950,520	538,551	(29,197)	(3,045)	1,507,553	48,607
Issuance of shares under share-based compensation plan (see note 30.1) (in shares)	[1]	407,233
Issuance of shares under share-based compensation plan (see note 30.1)		$ 47,960	489	47,471				47,960
Issuance of shares under ESPP plan (note 25.4) (in shares)	[1]	48,130
Issuance of shares under ESPP plan (note 25.4)		$ 9,213	58	9,155				9,213
Issuance of shares under subscription agreement (see note 30.1) (in shares)	[1]	403,760
Issuance of shares under subscription agreement (see note 30.1)		$ 72,926	485	72,441				72,926
Share-based compensation plan (see note 25)		$ 27,726		27,726				27,726
Repurchase of shares (note 25.4) (in shares)	[1]	(42,500)
Repurchase of shares (note 25.4)		$ (11,523)	(51)	(11,472)				(11,523)
Put option over non-controlling interest (note 3.13.3)		(75,092)		(72,923)				(72,923)	(2,169)
Non-controlling interest arising on a business combination (note 26)		8,013							8,013
Other comprehensive income (loss) for the year		(7,275)				(19,252)	9,446	(9,806)	2,531
Net income for the year		$ 158,508			158,538			158,538	(30)
Balance at end of the year (in shares) at Dec. 31, 2023	[1]	43,086,282
Balance at end of the year at Dec. 31, 2023		$ 1,786,616	$ 51,705	$ 1,022,918	$ 697,089	$ (48,449)	$ 6,401	$ 1,729,664	$ 56,952

[1]	All shares are issued, authorized and fully paid. Each share is issued at a nominal value of $1.20 per share and entitles to one vote.